Share-Based Payments - Summary of Number of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about options outstanding [line items]
Options issued during the year	1,251,602
Options exercised during the year	(1,497,344)
Options outstanding at the end of December	141,300,000
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	135,200,000	131,300,000	121,700,000
Options issued during the year	19,900,000	20,400,000	24,800,000
Options exercised during the year	(10,000,000)	(13,500,000)	(11,600,000)
Options forfeited during the year	(3,800,000)	(2,900,000)	(3,700,000)
Options outstanding at the end of December	141,300,000	135,200,000	131,300,000
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	93,000,000	64,900,000	47,600,000
Options issued during the year	5,200,000	35,000,000	20,400,000
Options exercised during the year	(1,700,000)	(3,000,000)	(2,200,000)
Options forfeited during the year	(4,000,000)	(3,900,000)	(900,000)
Options outstanding at the end of December	92,600,000	93,000,000	64,900,000